Pensions - Additional Information (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2021 TWD ($) Unit	Dec. 31, 2020 TWD ($)	Dec. 31, 2019 TWD ($)
Disclosure of defined benefit plans [Line Items]
Weighted average duration of defined benefit obligation	12 years 2 months 12 days
ChipMOS Shanghai [Member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	16.00%	16.00%
Pension costs under defined contribution pension plans | $	$ 209	$ 0
Defined benefit pension plan [Member]
Disclosure of defined benefit plans [Line Items]
Number of units accrued in first tranche	2
Duration of first tranche	first 15 years
Number of units accrued in second tranche	1
Duration of second tranche	Thereafter 15 years
Maximum number of units accruable under the pension plan	45
Benefit measurement period	6 months
Employer contribution percentage	2.00%
Defined contribution pension plan [member]
Disclosure of defined benefit plans [Line Items]
Employer contribution percentage	6.00%
Pension costs under defined contribution pension plans | $	$ 197,076	$ 184,562	$ 187,502